STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended			109 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Cash flows used in operating activities
Net loss	$ (32,706)	$ (37,762)	$ (99,631)	$ (7,057,653)
Adjustments to reconcile net income (loss) to net cash flows from operating activities
General and administrative - stock-based compensation			7,650	4,325,999
Gain on disposal of vehicle			(5,000)	(5,000)
Depreciation				76,540
Change in operating assets and liabilities
Accounts receivable, related party				5,000
Prepaid expenses			15,281	(875)
Accounts payable and accrued expenses	150	100	(1,111)	2,950
Accounts payable and accrued expenses - related party		(3,846)	(1,930)	838,333
Net cash provided by (used in) operating activities	(32,556)	(41,508)	(84,741)	(1,814,706)
Cash flows provided by (used in) investing activities
Proceeds on disposal of vehicle			5,000	5,000
Fixed assets addition				(76,540)
Cash provided by (used in) investing activities			5,000	(71,540)
Cash flows from financing activities
Proceeds from issuance of common stock and warrants				1,749,955
Cash provided by financing activities				1,749,955
Increase (decrease) in cash	(32,556)	(41,508)	(79,741)	(136,291)
Cash, beginning of period	107,190	148,698	228,439	210,925
Cash, end of period	74,634	107,190	148,698	74,634
Stock issued for accounts payable and debt settlement			$ 430,000	$ 838,333